Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 8,028,976	$ 4,792,231	$ 1,698,023
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	6,160,014	3,345,093	1,319,045
Non current assets	763,172	626,025
Country Of Brazil [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	5,728,748	3,121,129	1,285,849
Non current assets	656,291	551,668
Country Of Mexico [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	354,884	201,197	29,546
Non current assets	47,893	17,610
Country Of Colombia [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	75,405	20,369	805
Non current assets	14,796	5,124
Country Of Cayman Islands [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets	38,004	43,994
Country Of Germany [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets	72	88
Country Of Argentina [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets		46
Country Of United States [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	977	2,398	2,845
Non current assets	6,116	7,495
Country Of Uruguay [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets